Net interest income	12 Months Ended
Dec. 31, 2020
Net interest income [Abstract]
Net interest income
31.	Net interest income

Net interest income for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Interest income:
Cash and deposits at amortized cost	~~W~~	155,075	210,415	128,023
Deposits at FVTPL		33,845	31,506	13,888
Securities at FVTPL		623,651	740,378	742,958
Securities at FVOCI		759,301	1,077,995	957,817
Securities at amortized cost		730,382	1,061,262	1,076,849
Loans at amortized cost		11,158,558	12,435,302	11,697,775
Loans at FVTPL		23,110	56,961	73,991
Others		88,534	93,543	82,695

		13,572,456	15,707,362	14,773,996

Interest expense:
Deposits		(3,091,659)	(3,644,632)	(2,842,625)
Borrowings		(468,068)	(551,416)	(426,607)
Debt securities issued		(1,336,840)	(1,666,257)	(1,554,544)
Others		(95,800)	(107,093)	(67,520)

		(4,992,367)	(5,969,398)	(4,891,296)

Net interest income	~~W~~	8,580,089	9,737,964	9,882,700